INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	$ 48,880		$ 52,217
Accumulated amortization	27,441		21,784
Total	21,439		30,433
Impairment charge	323		3,370		123
Deconsolidation of subsidiary	(4,678)
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	1,899		1,899
Accumulated amortization	1,899		1,899
Distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	163	[1]	1,600	[1]
Accumulated amortization	163	[1]	506	[1]
Deconsolidation of subsidiary	856
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	295		295
Accumulated amortization	295		251
In-process research and development asset [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset		[1],[2]	263	[1],[2]
Accumulated amortization		[1]	63	[1]
Impairment charge			510
Deconsolidation of subsidiary	87
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years 7 months 6 days
Cost of intangible asset	29,618	[1],[2]	31,255	[1],[2]
Accumulated amortization	12,673	[1]	8,386	[1]
Impairment charge			2,860
Deconsolidation of subsidiary	699
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Cost of intangible asset	3,300		3,300
Accumulated amortization	1,200		900
Non-Compete Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	1,200		1,200
Accumulated amortization	1,200		1,200
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years 1 month 6 days
Cost of intangible asset	10,773		10,773
Accumulated amortization	8,497		7,360
Distribution exclusivity [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Cost of intangible asset	1,632	[2]	1,632	[2]
Accumulated amortization	1,514		1,219
Impairment charge					$ 123

[1]	As part of Syneron Beauty's deconsolidation, the Companydeconsolidated Distribution agreements, In ProcessR&D and Developed technologies in the total net amount of $856, $87 and $699, respectively.
[2]	During the years ended December 31, 2013, 2012 and 2011, the Company recorded an impairment charge in the total amount of $ 323, $ 3,370 and $ 123, respectively. The impairment charge in 2013 was attributed to developed technologyin the amount of $323. The impairment charge in 2012 was attributed to in-process R&D and developed technology in the amounts of $510 and $2,860, respectively. The impairment charge in 2011 was attributed to distribution exclusivity license in the amount of $123.